Notes to the Consolidated Statements of Operations - Contract balances (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023
Notes to the Consolidated Statements of Operations
Trade receivables	€ 5,764	€ 14,326
Contract assets		2,758
Contract liabilities	€ 2,626	€ 92,680